February 1, 1996


Dear Contract Owners:

In 1995, as the Fed started the year with a rate hike, it appeared the market would continue down the same abysmal path it took in 1994. As it turned out, nothing was farther from the truth.

Starting the year at an opening mark of 3834, the Dow Jones Industrial Average seldom stopped to breathe as it closed the year at 5117, setting a record high of 5216 on December 16. Following suit, the S&P 500 also registered record highs, rising from an opening_year figure of 459 to close at 615.

In the almost festive atmosphere provided by the stock market, the bond market was nearly overshadowed, though it provided a stellar performance of its own. The long_term Treasury index, for example, was up 31%. Factors driving the bond market in 1995 were a slowing economy that produced only modest growth, falling inflation and lower interest rates.

We are pleased with what the overall market returned in 1995 and look forward to the opportunities in store for us in 1996. What follows are reports from the portfolio managers along with the performance data of each portfolio in the Cova variable annuity.

Sincerely,


L. J. Stensrud
President

February 1, 1996


Dear Contract Owners:

In 1995, as the Fed started the year with a rate hike, it appeared the market would continue down the same abysmal path it took in 1994. As it turned out, nothing was farther from the truth.

Starting the year at an opening mark of 3834, the Dow Jones Industrial Average seldom stopped to breathe as it closed the year at 5117, setting a record high of 5216 on December 16. Following suit, the S&P 500 also registered record highs, rising from an opening_year figure of 459 to close at 615.

In the almost festive atmosphere provided by the stock market, the bond market was nearly overshadowed, though it provided a stellar performance of its own. The long_term Treasury index, for example, was up 31%. Factors driving the bond market in 1995 were a slowing economy that produced only modest growth, falling inflation and lower interest rates.

We are pleased with what the overall market returned in 1995 and look forward to the opportunities in store for us in 1996. What follows is a report from Peter Hegel who oversees the Strategy Asset Allocation Model, and reports from the portfolio managers along with the performance data of each portfolio.

Sincerely,


L. J. Stensrud
President

February 1, 1996


Dear Contract Owners:

In 1995, as the Fed started the year with a rate hike, it appeared the market would continue down the same abysmal path it took in 1994. As it turned out, nothing was farther from the truth.

Starting the year at an opening mark of 3834, the Dow Jones Industrial Average seldom stopped to breathe as it closed the year at 5117, setting a record high of 5216 on December 16. Following suit, the S&P 500 also registered record highs, rising from an opening_year figure of 459 to close at 615.

In the almost festive atmosphere provided by the stock market, the bond market was nearly overshadowed, though it provided a stellar performance of its own. The long_term Treasury index, for example, was up 31%. Factors driving the bond market in 1995 were a slowing economy that produced only modest growth, falling inflation and lower interest rates.

We are pleased with what the overall market returned in 1995 and look forward to the opportunities in store for us in 1996. What follows is a report from Don Hays, Director of Investment Strategy at Wheat First Butcher Singer, discussing the asset allocation model, and reports from the portfolio managers along with the performance data of each portfolio.

Sincerely,


L. J. Stensrud
President






















KPMG Peat Marwick LLP
1010 Market Street
St. Louis, MO 63101-2085


                         INDEPENDENT AUDITOR'S REPORT

The Contract Owners of Cova Variable
       Annuity Account One
Cova Financial Services Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, High Yield, Growth and Income, Money Market, and Stock Index sub-accounts (investment options within the Van Kampen Merritt Series Trust) and the Growth and Income and Global Equity sub-accounts (investment options within the Lord Abbett Series Fund, Inc.) of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account) as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the Van Kampen Merritt Series Trust and the Lord Abbett Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1995, and the results of their operations for the year then ended, the changes in their contract owners' equity for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


By: /s/ KPMG PEAT MARWICK LLP

       ___________________________
             KPMG Peat Marwick LLP

February 9, 1996

















COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

ASSETS

INVESTMENTS:


VAN KAMPEN MERRITT SERIES TRUST:
  Quality Income Portfolio - 3,795,029 shares at a net asset value of $10.87 per share (cost $39,788,169)       $   41,257,437
  High Yield Portfolio - 3,495,538 shares at a net asset value of $10.45 per share (cost $36,977,062)               36,515,856
  Growth and Income Portfolio - 1,568,033 shares at a net asset value of $12.51 per share (cost $17,983,818)        19,619,568
  Money Market Portfolio - 34,132,295 shares at a net asset value of $1.00 per share (cost $34,132,295)             34,132,295
  Stock Index Portfolio - 6,195,688 shares at a net asset value of $13.84 per share (cost $74,796,201)              85,772,259

LORD ABBETT SERIES FUND, INC:
  Growth and Income Portfolio - 12,510,916 shares at a net asset value of $15.24 per share (cost $168,182,678)     190,651,303
  Global Equity Portfolio - 218,212 shares at a net asset value of $11.46 per share (cost $2,347,939)                2,500,282
                                                                                                                --------------


   TOTAL ASSETS                                                                                                 $  410,449,000

LIABILITIES AND CONTRACT OWNERS' EQUITY

FEES PAYABLE TO COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY                                                  $       46,951

CONTRACT OWNERS' EQUITY:
  Trust Quality Income - 2,690,633 accumulation units at $15.331971 per unit                                        41,252,707
  Trust High Yield - 1,870,232 accumulation units at $19.522535 per unit                                            36,511,673
  Trust Growth and Income - 1,342,833 accumulation units at $14.608904 per unit                                     19,617,323
  Trust Money Market - 2,987,132 accumulation units at $11.425133 per unit                                          34,128,376
  Trust Stock Index - 5,436,980 accumulation units at $15.773906 per unit                                           85,762,417
  Fund Growth and Income - 8,947,108 accumulation units at $21.306277 per unit                                     190,629,558
  Fund Global Equity - 172,206 accumulation units at $14.517502 per unit                                             2,499,995
                                                                                                                --------------


   TOTAL CONTRACT OWNERS' EQUITY                                                                                   410,402,049
                                                                                                                --------------


   TOTAL LIABILITIES AND CONTRACT OWNERS' EQUITY                                                                $  410,449,000



See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1995



          VAN KAMPEN MERRITT
LORD ABBETT

                  SERIES TRUST
      SERIES FUND, INC.



                                QUALITY        HIGH       GROWTH &      MONEY        STOCK       GROWTH &     GLOBAL
                                INCOME        YIELD        INCOME      MARKET        INDEX        INCOME      EQUITY
                              -----------  ------------  ----------  -----------  -----------  ------------  --------

INVESTMENT INCOME:
 INCOME:
    Dividends                 $ 2,492,472  $ 2,739,550   $1,564,298  $ 3,041,467  $ 3,700,759  $ 14,542,511  $187,705
                              -----------  ------------  ----------  -----------  -----------  ------------  --------
      Total Income              2,492,472    2,739,550    1,564,298    3,041,467    3,700,759    14,542,511   187,705


 EXPENSES:
    Mortality and Expense
       Risk Fee                   486,430      363,864      172,191      646,185      737,442     1,822,160    34,676
    Administrative Fee             58,371       43,664       20,663       77,542       88,493       218,659     4,161
      Total Expenses              544,801      407,528      192,854      723,727      825,935     2,040,819    38,837



Net Investment Income           1,947,671    2,332,022    1,371,444    2,317,740    2,874,824    12,501,692   148,868


Net Realized Gain/(Loss)
  on Investments                   16,010     (117,175)      45,687          _ _    2,588,787       382,600    62,728


Net Change in Unrealized
  Gain on Investments           3,599,953    1,785,959    2,247,668      109,903   11,838,391    22,183,647     5,346


Net Realized and Unrealized
  Gain on Investments           3,615,963    1,668,784    2,293,355      109,903   14,427,178    22,566,247    68,074


Net Increase in Contract
  Owners' Equity Resulting
  From Operations             $5,563,6343  $4,000,8066   $3,664,799  $2,427,6433  $17,302,002  $35,067,9399  $216,942
                              ===========  ============  ==========  ===========  ===========  ============  ========


                                 TOTAL
                              ------------

INVESTMENT INCOME:
 INCOME:
    Dividends                 $ 28,268,762
                              ------------
      Total Income              28,268,762


 EXPENSES:
    Mortality and Expense
       Risk Fee                  4,262,948
    Administrative Fee             511,553
      Total Expenses             4,774,501



Net Investment Income           23,494,261


Net Realized Gain/(Loss)
  on Investments                 2,978,637


Net Change in Unrealized
  Gain on Investments           41,770,867


Net Realized and Unrealized
  Gain on Investments           44,749,504


Net Increase in Contract
  Owners' Equity Resulting
  From Operations             $68,243,7655
                              ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1995

               VAN KAMPEN MERRITT
              LORD ABBETT

                         SERIES TRUST
                      SERIES FUND, INC.

________________________________________________________
___________________


                                     QUALITY         HIGH        GROWTH &        MONEY         STOCK        GROWTH &
                                     INCOME         YIELD         INCOME        MARKET         INDEX         INCOME
                                  -------------  ------------  ------------  -------------  ------------  -------------
FROM OPERATIONS:
  Net Investment Income           $  1,947,671   $ 2,332,022   $ 1,371,444   $  2,317,740   $ 2,874,824   $ 12,501,692
  Net Realized Gain/(Loss)
    on Investments                      16,010      (117,175)       45,687            _ _     2,588,787        382,600
  Net Unrealized Gain
    on Investments                   3,599,953     1,785,959     2,247,668        109,903    11,838,391     22,183,647

NET INCREASE IN CONTRACT
  Owners' Equity
    Resulting from
     Operations                      5,563,634     4,000,806     3,664,799      2,427,643    17,302,002     35,067,939

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                        _ _           _ _           _ _            _ _           _ _            _ _
 Proceeds from Units of
  the Account Sold                   2,609,198     3,648,081     2,179,253     27,608,801     2,384,152     29,457,859
 Payments for Units of the
  Account Redeemed                  (5,173,896)   (2,111,627)     (717,441)    (4,508,332)   (4,199,482)   (18,058,651)
Account Transfers                    4,321,271    11,321,086     3,550,031    (67,277,501)   33,469,082     29,746,158

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   1,756,573    12,857,540     5,011,843    (44,177,032)   31,653,752     41,145,366

Net Increase/(Decrease) in
  Contract Owners' Equity            7,320,207    16,858,346     8,676,642    (41,749,389)   48,955,754     76,213,305

Contract Owners' Equity:
  Beginning of Period               33,932,500    19,653,327    10,940,681     75,877,765    36,806,663    114,416,253
  End of Period                   $41,252,7077   $36,511,673   $19,617,323   $ 34,128,376   $85,762,417   $190,629,558
                                  =============  ============  ============  =============  ============  =============



                                     GLOBAL
                                     EQUITY         TOTAL
                                  ------------  -------------
FROM OPERATIONS:
  Net Investment Income           $   148,868   $ 23,494,261
  Net Realized Gain/(Loss)
    on Investments                     62,728      2,978,637
  Net Unrealized Gain
    on Investments                      5,346     41,770,867

NET INCREASE IN CONTRACT
  Owners' Equity
    Resulting from
     Operations                       216,942     68,243,765

From Account Unit Transactions:

 Redemptions by Cova
  Financial Services Life
  Insurance Company                  (131,875)      (131,875)
 Proceeds from Units of
  the Account Sold                    686,017     68,573,361
 Payments for Units of the
  Account Redeemed                 (1,244,057)   (36,013,486)
Account Transfers                    (135,353)    14,994,774

Net Increase/(Decrease) in
  Contract Owners' Equity
    From Account Unit
      Transactions                   (825,268)    47,422,774

Net Increase/(Decrease) in
  Contract Owners' Equity            (608,326)   115,666,539

Contract Owners' Equity:
  Beginning of Period               3,108,321    294,735,510
  End of Period                   $ 2,499,995   $410,402,049
                                  ============  =============



See accompanying notes to financial statements.


VARIABLE ANNUITY ACCOUNT ONE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
For the Year Ended December 31, 1994


                     VAN KAMPEN MERRITT
              LORD ABBETT

                            SERIES TRUST
                     SERIES FUND, INC.



                                  TOTAL



                                                              $12,184,894

                                                              (2,376,747)

                                                             (12,420,870)




                                                              (2,612,723)





                                                                (165,388)

                                                               51,347,975

                                                             (17,333,821)
                                                                3,525,880




                                                               37,374,646



                                                               34,761,923



                                                              259,973,587
                                                             $294,735,510

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - QUALITY INCOME PORTFOLIO

                                                                      For the Year    For the Year    For the Year
                                                                         Ended           Ended           Ended
                                                                        12/31/95        12/31/94        12/31/93
                                                                     --------------  --------------  --------------
Accumulation Unit Value,
  Beginning of Period                                                $       13.17   $       13.97   $       12.75

  Net Investment Income                                                        .72             .60            1.00

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                                            1.44           (1.40)            .22


 Total from Investment Operations Operations1.38(.80)1.22.73.140 O            2.16            (.80)           1.22
-------------------------------------------------------------------

 Accumulation Unit Value,
  End of Period                                                      $       15.33   $       13.17   $       13.97
                                                                     ==============  ==============  ==============


Total Return*                                                                16.41%           5.70%           9.50%


Contract Owners Equity ,
  End of  Period (in thousands)                                      $      41,253   $      33,933   $      51,111

Ratio of Expenses to Average
  Contract Owners' Equity                                                     1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                                            4.99%           4.48%           8.30%


Number of Units Outstanding
  at End of Period                                                       2,690,633       2,576,412       3,659,656


                                                                      For the Year    For the Year
                                                                         Ended           Ended
                                                                        12/31/92        12/31/91
                                                                     --------------  --------------
Accumulation Unit Value,
  Beginning of Period                                                $       12.02   $       10.62

  Net Investment Income                                                        .64             .67

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                                             .09             .73


 Total from Investment Operations Operations1.38(.80)1.22.73.140 O             .73            1.40
-------------------------------------------------------------------

 Accumulation Unit Value,
  End of Period                                                      $       12.75   $       12.02
                                                                     ==============  ==============


Total Return*                                                                 6.10%          13.20%


Contract Owners Equity ,
  End of  Period (in thousands)                                      $      24,124   $       6,779

Ratio of Expenses to Average
  Contract Owners' Equity                                                     1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                                            5.45%           6.09%


Number of Units Outstanding
  at End of Period                                                       1,891,499         563,960

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - HIGH YIELD PORTFOLIO

                                    For the Year    For the Year    For the Year    For the Year    For the Year
                                       Ended           Ended           Ended           Ended           Ended
                                      12/31/95        12/31/94        12/31/93        12/31/92        12/31/91

Accumulation Unit Value,
  Beginning of Period              $       16.98   $       18.02   $       14.99   $       12.75   $       10.06
                                   --------------  --------------  --------------  --------------  --------------

  Net Investment Income                     1.44            1.38            1.80            2.26            1.14

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          1.10           (2.42)           1.23            (.02)           1.55


Total from Investment Operations            2.54           (1.04)           3.03            2.24            2.69

Accumulation Unit Value,
  End of Period                    $       19.52   $       16.98   $       18.02   $       14.99   $       12.75
                                   ==============  ==============  ==============  ==============  ==============


Total Return*                              14.99%         (5.79)%          20.21%          17.53%          26.73%


Contract Owners Equity ,
  End of  Period (in thousands)    $      36,512   $      19,653   $      18,846   $       5,416   $       3,803


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          7.98%           7.92%          13.05%          16.04%           9.83%


Number of Units Outstanding
  at End of Period                     1,870,232       1,157,642       1,045,815         361,296         298,202

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
FINANCIAL HIGHLIGHTS
Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - GROWTH & INCOME PORTFOLIO

                                                                                        For the Period From
                                    For the Year    For the Year    For the Year              5/1/92
                                       Ended           Ended           Ended       (Commencement of Operations)
                                      12/31/95        12/31/94        12/31/93           Through 12/31/92
Accumulation Unit Value,
  Beginning of Period              $       11.20   $       11.92   $       10.47   $                       10.00
                                   --------------  --------------  --------------  -----------------------------

  Net Investment Income                     1.02             .19             .54                             .19

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                          2.39            (.91)            .91                             .28


Total from Investment Operations            3.41            (.72)           1.45                             .47

Accumulation Unit Value,
  End of Period                    $       14.61   $       11.20   $       11.92   $                       10.47
                                   ==============  ==============  ==============  =============================


Total Return**                             30.49%         (6.07)%          13.84%                         7.09%*


Contract Owners Equity ,
  End of  Period (in thousands)    $      19,617   $      10,941   $       6,528   $                       2,627


Ratio of Expenses to Average
  Contract Owners' Equity                   1.40%           1.40%           1.40%                         1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                          9.92%           2.05%           7.54%                         3.82%*


Number of Units Outstanding
  at End of Period                     1,342,833         977,209         574,643                         250,919

*    Annualized
**   Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - MONEY MARKET PORTFOLIO

                                    For the Year Months    For the Year    For the Year    For the Year
                                           Ended              Ended           Ended           Ended
                                         12/31/95            12/31/94        12/31/93        12/31/92

Accumulation Unit Value,
  Beginning of Period              $              10.90   $       10.61   $       10.46   $       10.21
                                   ---------------------  --------------  --------------  --------------

  Net Investment Income                             .50             .30             .19             .25

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                  .03            (.01)           (.04)             --


Total from Investment Operations                    .53             .29             .15             .25

Accumulation Unit Value,
  End of Period                    $              11.43   $       10.90   $       10.61   $       10.46
                                   =====================  ==============  ==============  ==============


Total Return**                                     4.85%           2.70%           1.45%           2.44%


Contract Owners Equity ,
  End of  Period (in thousands)    $             34,128   $      75,878   $       6,552   $       4,031


Ratio of Expenses to Average
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                 4.48%           2.90%           1.78%           2.46%


Number of Units Outstanding
  at End of Period                            2,987,132       6,963,421         617,575         385,448


                                         For the Period
                                          From 11/1/91
                                   Through 12/31/91 12/31/91

Accumulation Unit Value,
  Beginning of Period              $                    10.00
                                   --------------------------

  Net Investment Income                                   .21

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                         --


Total from Investment Operations                          .21

Accumulation Unit Value,
  End of Period                    $                    10.21
                                   ==========================


Total Return**                                         4.19%*


Contract Owners Equity ,
  End of  Period (in thousands)    $                    5,386


Ratio of Expenses to Average
  Contract Owners' Equity                              1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                     4.04%*


Number of Units Outstanding
  at End of Period                                    527,571

*    Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


VAN KAMPEN MERRITT SERIES TRUST - STOCK INDEX PORTFOLIO


                                    For the Year Months    For the Year    For the Year    For the Year     For the Period
                                           Ended              Ended           Ended           Ended          From 11/1/91
                                         12/31/95            12/31/94        12/31/93        12/31/92      Through 12/31/91

Accumulation Unit Value,
  Beginning of Period              $              11.68   $       11.87   $       11.05   $       10.55   $           10.00
                                   ---------------------  --------------  --------------  --------------  ------------------

  Net Investment Income                             .51             .37             .22             .52                (.02)

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                 3.58            (.56)            .60            (.02)                .57



Total from Investment Operations                   4.09            (.19)            .82             .50                 .55

Accumulation Unit Value,
  End of Period                    $              15.77   $       11.68   $       11.87   $       11.05   $           10.55
                                   =====================  ==============  ==============  ==============  ==================



Total Return**                                    35.06%         (1.58)%           7.35%           4.75%            38.03%*


Contract Owners Equity ,
  End of Period (in thousands)     $             85,762   $      36,807   $      91,269   $      34,979   $           6,753


Ratio of Expenses to Average
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%             1.40%*


Ratio of Net Investment Income
  to Average Contract
    Owners' Equity                                 4.85%           2.10%           2.99%          10.02%           (1.40)%*


Number of Units Outstanding
  at End of Period                            5,436,980       3,151,443       7,691,151       3,164,251             639,923

*   Annualized
** Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.

                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO

                                    For theYear    For the Year    For the Year    For the Year    For the Year
                                       Ended          Ended           Ended           Ended           Ended
                                     12/31/95        12/31/94        12/31/93        12/31/92        12/31/91

Accumulation Unit Value,
  Beginning of Period              $      16.64   $       16.42   $       14.50   $       12.73   $       10.15
                                   -------------  --------------  --------------  --------------  --------------

  Net Investment Income                    1.37             .76             .88            1.06             .85

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                         3.30            (.54)           1.04             .71            1.73


Total from Investment Operations           4.67             .22            1.92            1.77            2.58
                                   -------------  --------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $      21.31   $       16.64   $       16.42   $       14.50   $       12.73
---------------------------------  =============  ==============  ==============  ==============  ==============


Total Return*                             28.03%           1.32%          13.24%          13.98%          25.42%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Contract Owners Equity ,
---------------------------------
  End of  Period (in thousands)    $    190,630   $     114,416   $      82,033   $      37,146   $      18,154
---------------------------------  -------------  --------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                  1.40%           1.40%           1.40%           1.40%           1.40%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                         8.57%           5.40%           8.12%          10.59%           9.05%
---------------------------------  -------------  --------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                    8,947,108       6,875,139       4,994,582       2,560,999       1,426,577
---------------------------------  -------------  --------------  --------------  --------------  --------------

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


                               See accompanying notes to financial statements.

                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                          FINANCIAL HIGHLIGHTS
    Financial Highlights for each accumulation unit outstanding throughout the period
                                          per sub-account are presented below:


LORD ABBETT SERIES FUND, INC. - GLOBAL EQUITY PORTFOLIO

                                    For the Year Months    For the Year    For the Year    For the Year    For the Year
                                   ---------------------  --------------  --------------  --------------  --------------
                                           Ended              Ended           Ended           Ended           Ended
                                   ---------------------  --------------  --------------  --------------  --------------
                                         12/31/95            12/31/94        12/31/93        12/31/92        12/31/91
                                   ---------------------  --------------  --------------  --------------  --------------


Accumulation Unit Value,
---------------------------------
  Beginning of Period              $              13.33   $       13.29   $       10.64   $       10.97   $        9.79
---------------------------------  ---------------------  --------------  --------------  --------------  --------------

  Net Investment Income                             .91            1.45             .24             .18             .14

  Net Realized and Unrealized
    Gain/(Loss) from Security
      Transactions                                  .28           (1.41)           2.41            (.51)           1.04


Total from Investment Operations                   1.19             .04            2.65            (.33)           1.18
                                   ---------------------  --------------  --------------  --------------  --------------

Accumulation Unit Value,
---------------------------------
  End of Period                    $              14.52   $       13.33   $       13.29   $       10.64   $       10.97
---------------------------------  =====================  ==============  ==============  ==============  ==============


Total Return*                                      8.91%            .27%          24.91%         (2.98)%          12.02%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Contract Owners Equity ,
---------------------------------
  End of  Period (in thousands)    $              2,500   $       3,108   $       3,635   $       3,249   $       4,292
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Ratio of Expenses to Average
---------------------------------
  Contract Owners' Equity                          1.40%           1.40%           1.40%           1.40%           1.40%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Ratio of Net Investment Income
---------------------------------
  to Average Contract
---------------------------------
    Owners' Equity                                 5.36%           9.78%           1.88%           1.38%           2.19%
---------------------------------  ---------------------  --------------  --------------  --------------  --------------


Number of Units Outstanding
---------------------------------
  at End of Period                              172,206         233,186         273,399         305,314         391,234
---------------------------------  ---------------------  --------------  --------------  --------------  --------------

* Investment returns do not reflect any annual contract maintenance fees or withdrawal charges.


                               See accompanying notes to financial statements.


                                             COVA VARIABLE ANNUITY ACCOUNT ONE
                                                 NOTES TO FINANCIAL STATEMENTS

                                For the years ended December 31, 1995 and 1994

                                                             1.  ORGANIZATION:

Cova  Variable  Annuity  Account One, (formerly Xerox Variable Annuity Account
One) (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Services Life Insurance Company ("Cova Life") formerly known as Xerox Financial Services Life Insurance Company (Xerox Life). On June 1, 1995, a subsidiary of General American Life Insurance Company (GALIC) purchased Xerox Life under the terms of a stock purchase agreement. After closing of the sale transaction, Xerox Life and the Separate Account were renamed. Operations of the separate account were not affected by this transaction. The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in either the Van Kampen Merritt Series Trust ("Trust") or the Lord Abbett Series Fund, Inc. ("Fund"). The Trust is managed by Van Kampen American Capital Investment Advisory Corp. During 1995 and prior, the Trust consisted of five portfolios available for investment; the Quality Income, High Yield, Growth & Income, Money Market, and Stock Index Portfolios.
 The Fund had two portfolios available for investment during and prior to 1995; the Growth and Income Global Equity Portfolios. Not all portfolios of the Trust and Fund are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. Both the Trust and Fund are diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Quality Income Portfolio invests in U.S. Government issued debt obligations and in various investment-grade debt instruments, including mortgage pass-through obligations and collateralized mortgage obligations. The Trust High Yield Portfolio invests in medium and lower-grade debt securities and futures and options contracts. The Trust Growth and Income Portfolio invests in common stocks and futures and options contracts. The Trust Money Market Portfolio invests in short-term money market instruments. The Trust Stock Index Portfolio invests in common stocks, stock index futures and options, and short-term securities. The Fund Growth and Income Portfolio invests in common stocks. The Fund Global Equity Portfolio invests in both domestic and foreign common stocks and forward currency contracts.

In order to satisfy diversification requirements and provide for optimum policyholder returns, Cova Life has made periodic contributions to the Trust and Fund to provide for the initial purchases of investments. In return, Cova Life has been credited with accumulation units of the Separate Account. As additional funds were received through policyholder deposits, Cova Life has, at its discretion and without adversely impacting the investment operations of the Trust and Fund, removed its capital investment in the Separate Account by liquidating all of its remaining accumulation units at December 31, 1995.

2.  SIGNIFICANT ACCOUNTING POLICIES:

A.  INVESTMENT VALUATION

Investments in shares of the Trust and Fund are carried in the statement of assets and liabilities at the underlying net asset value of the Trust and
Fund.    The  net asset value of the Trust and Fund has been determined on the market value basis and is valued daily by the Trust and Fund investment managers. Realized gains and losses are calculated by the average cost method.

B.  REINVESTMENT OF DIVIDENDS

Dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution or, at the election of the Separate Account, received in cash. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994

C.  FEDERAL INCOME TAXES

Operations of the Separate Account form a part of Cova Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by Cova Life with respect to earnings of the Separate Account.

Under the principles set forth in Internal Revenue Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Cova Life believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owners' gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

3.  CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal charge is calculated and deducted from the contract value. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal charges. An annual contract maintenance charge of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The charge covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

Mortality and expense risks assumed by Cova Life are compensated by a charge equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal charge in the event of the death of the contract owner.

In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These charges cover the cost of establishing and maintaining the contracts and Separate Account.

Cova Life currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova Life is unable to obtain a refund. Cova Life, however, reserves the right to deduct premium taxes when incurred.

4.  ACCOUNT TRANSFERS:

Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova Life.
 If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.







COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


5.  GAIN/(LOSS) ON INVESTMENTS:

The table below summarizes realized and unrealized gains and losses on investments:


REALIZED GAIN/(LOSS) ON INVESTMENTS:

                                             FOR THE YEAR    FOR THE YEAR
                                                ENDED           ENDED
                                               12/31/95        12/31/94

Trust Quality Income Portfolio:
 Aggregate Proceeds From Sales              $  21,222,667   $  55,910,839
 Aggregate Cost                                21,206,657      58,510,084
   Net Realized Gain/(Loss) on Investments  $      16,010   $  (2,599,245)
                                            ==============  ==============

Trust High Yield Portfolio:
 Aggregate Proceeds From Sales              $   1,956,676   $   9,145,332
 Aggregate Cost                                 2,073,851       9,508,299
   Net Realized Loss on Investments         $    (117,175)  $    (362,967)
                                            ==============  ==============


Trust Growth and Income Portfolio:
 Aggregate Proceeds From Sales              $   1,127,323   $   1,423,903
 Aggregate Cost                                 1,081,636       1,445,563
                                            --------------  --------------
   Net Realized Gain/(Loss) on Investments  $      45,687   $     (21,660)
------------------------------------------  ==============  ==============


Trust Money Market Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $  71,027,222   $  60,198,925
------------------------------------------  --------------  --------------
 Aggregate Cost                                71,027,222      60,198,925
------------------------------------------  --------------  --------------
   Net Realized Gain/(Loss) on Investments            _ _              --
------------------------------------------  ==============  ==============


Trust Stock Index Portfolio:
------------------------------------------
 Aggregate Proceeds From Sales              $  19,096,794   $  67,994,793
------------------------------------------  --------------  --------------
 Aggregate Cost                                16,508,007      67,715,975
------------------------------------------  --------------  --------------
   Net Realized Gain on Investments         $   2,588,787   $     278,818
------------------------------------------  ==============  ==============


COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994

5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:


REALIZED GAIN/(LOSS) ON INVESTMENTS:

                                                         FOR THE YEAR    FOR THE YEAR
                                                            Ended           Ended
                                                           12/31/95        12/31/94
Fund Growth and Income Portfolio:
 Aggregate Proceeds From Sales                          $   4,042,598   $   3,887,963
 Aggregate Cost                                             3,659,998       3,701,950
   Net Realized Gain on Investments                     $     382,600   $     186,013
                                                        ==============  ==============

Fund Global Equity Portfolio:
 Aggregate Proceeds From Sales                          $     945,473   $     738,271
 Aggregate Cost                                               882,745         595,977
   Net Realized Gain on Investments                     $      62,728   $     142,294
                                                        ==============  ==============

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
------------------------------------------------------

Trust Quality Income Portfolio:
 End of Period                                          $   1,469,268   $  (2,130,685)
 Beginning of Period                                       (2,130,685)       (687,104)
   Net Change in Unrealized Gain/(Loss) on Investments  $   3,599,953   $  (1,443,581)
                                                        ==============  ==============

Trust High Yield Portfolio:
 End of Period                                          $    (461,206)  $  (2,247,165)
 Beginning of Period                                       (2,247,165)        278,327
   Net Change in Unrealized Gain/(Loss) on Investments  $   1,785,959   $  (2,525,492)
                                                        ==============  ==============

Trust Growth and Income Portfolio:
 End of Period                                          $   1,635,750   $    (611,918)
 Beginning of Period                                         (611,918)        168,575
   Net Change in Unrealized Gain/(Loss) on Investments  $   2,247,668   $    (780,493)
                                                        ==============  ==============

Trust Money Market Portfolio:
 End of Period                                                    _ _   $    (109,903)
 Beginning of Period                                         (109,903)        (32,286)
   Net Change in Unrealized Gain/(Loss) on Investments  $     109,903   $     (77,617)
                                                        ==============  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


5.  GAIN/(LOSS) ON INVESTMENTS, CONTINUED:

UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

                                                         FOR THE YEAR    FOR THE YEAR
                                                            ENDED           ENDED
                                                                           12/31/94
                                                                                        12/31/95  12/31/94
Trust Stock Index Portfolio:
 End of Period                                          $  10,976,058   $    (862,333)
 Beginning of Period                                         (862,333)      2,144,041
   Net Change in Unrealized Gain/(Loss) on Investments  $  11,838,391   $  (3,006,374)
                                                        ==============  ==============

Fund Growth and Income Portfolio:
 End of Period                                          $  22,468,625   $     284,978
 Beginning of Period                                          284,978       4,422,497
   Net Change in Unrealized Gain/(Loss) on Investments  $  22,183,647   $  (4,137,519)
                                                        ==============  ==============

Fund Global Equity Portfolio:
 End of Period                                          $     152,343   $     146,997
 Beginning of Period                                          146,997         596,791
   Net Change in Unrealized Gain/(Loss) on Investments  $       5,346   $    (449,794)
                                                        ==============  ==============

                      COVA VARIABLE ANNUITY ACCOUNT ONE
NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1995 and 1994


6.  ACCOUNT UNIT TRANSACTIONS:

The change in the number of accumulation units resulting from account unit transactions is as follows:

                                                                   VAN KAMPEN
MERRITT                                               LORD ABBETT

SERIES TRUST                                                   SERIES FUND,
INC.
                                  _______________________________________
___________       __________________

__

                            QUALITY       HIGH      GROWTH &      MONEY        STOCK      GROWTH &    GLOBAL
                            INCOME       YIELD       INCOME      MARKET        INDEX       INCOME     EQUITY      TOTAL
                          -----------  ----------  ----------  -----------  -----------  ----------  --------  -----------
Balances at
   December 31, 1993       3,659,656   1,045,815     547,643      617,575    7,691,151   4,994,582   273,399   18,829,821

Redemptions by
   Cova Life                      --          --          --           --           --     (10,000)       --      (10,000)
Units Sold                   254,048     200,146     151,404    2,494,509      272,775     783,757        --    4,156,639
Units Redeemed              (226,584)    (78,180)    (25,238)    (367,835)    (345,996)   (264,803)  (36,859)  (1,345,495)
Units Transferred         (1,110,708)    (10,139)    303,400    4,219,172   (4,466.487)  1,371,603    (3,354)     303,487

Balances at
   December 31, 1994       2,576,412   1,157,642     977,209    6,963,421    3,151,443   6,875,139   233,186   21,934,452

Redemptions by Cova Life          --          --          --           --           --          --   (10,000)     (10,000)
Units Sold                   181,275     195,356     162,687    2,450,650      163,890   1,505,688    50,282    4,709,828
Units Redeemed              (362,174)   (114,779)    (55,487)    (405,521)    (300,704)   (940,462)  (91,135)  (2,270,262)
Units Transferred            295,120     632,013     258,424   (6,021,418)   2,422,351   1,506,743   (10,127)    (916,894)

Balance at
   December 31, 1995       2,690,633   1,870,232   1,342,833    2,987,132    5,436,980   8,947,108   172,206   23,447,124


7.  SUBSEQUENT EVENTS:

On February 9, 1996, the Board of Trustees of Van Kampen Merritt Series Trust voted to change the name of the Trust to Cova Series Trust, replace Van Kampen American Capital Investment Advisory Corp. with Cova Investment Advisory Corp. as Trust manager, and engage Van Kampen American Capital Investment Advisory